Purchases and other expenses - External purchases components - Additional Information (Details) - EUR (€)	Dec. 31, 2019	Jan. 01, 2019
Purchases and other expenses [abstract]
New value of the underlying asset, maximum	€ 5,000	€ 5,000,000,000